Note 6 - Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2015	2016	2017

Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	$(7,970)	$(12,010)	$(91,763)
Denominator:
Weighted average number of ordinary shares outstanding basic and diluted	15,171,370	16,086,419	20,866,084
Net loss per share—basic and diluted	$(0.53)	$(0.75)	$(4.40)